Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:[4]
Year	Compensation Table Total for Paul Graves[1] ($)	Compensation Actually Paid to Paul Graves[1,2,3] ($)	Table Total for Non-PEO NEOs[1] ($)	Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA[5] ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,144,685	4,296,561	1,326,307	1,397,314	232.40	131.89	273.5	270.8
2021	4,747,841	7,473,306	1,391,078	1,975,549	285.15	148.63	0.6	69.5
2020	1,744,802	5,133,790	660,216	1,302,432	220.35	118.05	(16.3)	22.3
1.	Paul Graves was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Gilberto Antoniazzi	Gilberto Antoniazzi	Gilberto Antoniazzi
Sara Ponessa	Sara Ponessa	Sara Ponessa
2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Paul Graves ($)	Exclusion of Stock Awards and Option Awards for Paul Graves ($)	Inclusion of Equity Values for Paul Graves ($)	Compensation Actually Paid to Paul Graves ($)
2022	4,144,685	(1,700,023)	1,851,899	4,296,561
2021	4,747,841	(2,350,009)	5,075,474	7,473,306
2020	1,744,802	—	3,388,988	5,133,790

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,326,307	(387,529)	458,536	1,397,314
2021	1,391,078	(521,810)	1,106,281	1,975,549
2020	660,216	—	642,216	1,302,432

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Paul Graves ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Paul Graves ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Paul Graves ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Paul Graves ($)	Total - Inclusion of Equity Values for Paul Graves ($)
2022	1,644,455	(761,680)	0	969,124	0	0	1,851,899
2021	3,180,026	822,613	0	1,072,836	0	0	5,075,474
2020	0	3,314,580	0	74,408	0	0	3,388,988
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	374,862	(169,127)	0	252,801	0	0	458,536
2021	706,110	214,041	0	186,129	0	0	1,106,281
2020	0	638,245	0	3,971	0	0	642,216
4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in each of the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined for purposes of the annual incentive plan as set forth above in the “Compensation Discussion and Analysis” section.

Company Selected Measure Name	[1]				Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.	Paul Graves was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Gilberto Antoniazzi	Gilberto Antoniazzi	Gilberto Antoniazzi
Sara Ponessa	Sara Ponessa	Sara Ponessa

Peer Group Issuers, Footnote [Text Block]					4.The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in each of the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[2]	$ 4,144,685	$ 4,747,841	$ 1,744,802
PEO Actually Paid Compensation Amount	[2],[3],[4]	4,296,561	7,473,306	5,133,790
Adjustment To PEO Compensation, Footnote [Text Block]	3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Paul Graves ($)	Exclusion of Stock Awards and Option Awards for Paul Graves ($)	Inclusion of Equity Values for Paul Graves ($)	Compensation Actually Paid to Paul Graves ($)
2022	4,144,685	(1,700,023)	1,851,899	4,296,561
2021	4,747,841	(2,350,009)	5,075,474	7,473,306
2020	1,744,802	—	3,388,988	5,133,790

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,326,307	(387,529)	458,536	1,397,314
2021	1,391,078	(521,810)	1,106,281	1,975,549
2020	660,216	—	642,216	1,302,432

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Paul Graves ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Paul Graves ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Paul Graves ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Paul Graves ($)	Total - Inclusion of Equity Values for Paul Graves ($)
2022	1,644,455	(761,680)	0	969,124	0	0	1,851,899
2021	3,180,026	822,613	0	1,072,836	0	0	5,075,474
2020	0	3,314,580	0	74,408	0	0	3,388,988
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	374,862	(169,127)	0	252,801	0	0	458,536
2021	706,110	214,041	0	186,129	0	0	1,106,281
2020	0	638,245	0	3,971	0	0	642,216

Non-PEO NEO Average Total Compensation Amount	[2]	1,326,307	1,391,078	660,216
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	1,397,314	1,975,549	1,302,432
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Paul Graves ($)	Exclusion of Stock Awards and Option Awards for Paul Graves ($)	Inclusion of Equity Values for Paul Graves ($)	Compensation Actually Paid to Paul Graves ($)
2022	4,144,685	(1,700,023)	1,851,899	4,296,561
2021	4,747,841	(2,350,009)	5,075,474	7,473,306
2020	1,744,802	—	3,388,988	5,133,790

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,326,307	(387,529)	458,536	1,397,314
2021	1,391,078	(521,810)	1,106,281	1,975,549
2020	660,216	—	642,216	1,302,432

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Paul Graves ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Paul Graves ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Paul Graves ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Paul Graves ($)	Total - Inclusion of Equity Values for Paul Graves ($)
2022	1,644,455	(761,680)	0	969,124	0	0	1,851,899
2021	3,180,026	822,613	0	1,072,836	0	0	5,075,474
2020	0	3,314,580	0	74,408	0	0	3,388,988
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	374,862	(169,127)	0	252,801	0	0	458,536
2021	706,110	214,041	0	186,129	0	0	1,106,281
2020	0	638,245	0	3,971	0	0	642,216

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance.

Adjusted EBITDA

Total Shareholder Return Amount	[5]	232.4	285.15	220.35
Peer Group Total Shareholder Return Amount	[5]	131.89	148.63	118.05
Net Income (Loss)		$ 273.5	$ 0.6	$ (16.3)
Company Selected Measure Amount	[1]	270.8	69.5	22.3
PEO Name					Paul Graves
Additional 402(v) Disclosure [Text Block]					three
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted EBITDA
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,700,023)	$ (2,350,009)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,851,899	5,075,474	$ 3,388,988
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,644,455	3,180,026	0
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(761,680)	822,613	3,314,580
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		969,124	1,072,836	74,408
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(387,529)	(521,810)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		458,536	1,106,281	642,216
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		374,862	706,110	0
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(169,127)	214,041	638,245
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		252,801	186,129	3,971
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	5.We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is defined for purposes of the annual incentive plan as set forth above in the “Compensation Discussion and Analysis” section.
[2]
1.	Paul Graves was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Gilberto Antoniazzi	Gilberto Antoniazzi	Gilberto Antoniazzi
Sara Ponessa	Sara Ponessa	Sara Ponessa

[3]	2.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Paul Graves ($)	Exclusion of Stock Awards and Option Awards for Paul Graves ($)	Inclusion of Equity Values for Paul Graves ($)	Compensation Actually Paid to Paul Graves ($)
2022	4,144,685	(1,700,023)	1,851,899	4,296,561
2021	4,747,841	(2,350,009)	5,075,474	7,473,306
2020	1,744,802	—	3,388,988	5,133,790

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,326,307	(387,529)	458,536	1,397,314
2021	1,391,078	(521,810)	1,106,281	1,975,549
2020	660,216	—	642,216	1,302,432

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Paul Graves ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Paul Graves ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Paul Graves ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Paul Graves ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Paul Graves ($)	Total - Inclusion of Equity Values for Paul Graves ($)
2022	1,644,455	(761,680)	0	969,124	0	0	1,851,899
2021	3,180,026	822,613	0	1,072,836	0	0	5,075,474
2020	0	3,314,580	0	74,408	0	0	3,388,988
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	374,862	(169,127)	0	252,801	0	0	458,536
2021	706,110	214,041	0	186,129	0	0	1,106,281
2020	0	638,245	0	3,971	0	0	642,216

[5]	4.The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in each of the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.